VANECK MORNINGSTAR WIDE MOAT VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Banks : 2.4%
US Bancorp 2,596 $ 117,469
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Capital Goods : 18.5%
A.O. Smith Corp. 630 41,309
Allegion PLC 635 91,516
Boeing Co. * 1,146 240,121
Caterpillar, Inc. 236 91,618
Huntington Ingalls Industries,
Inc. 837 202,102
Masco Corp. 1,886 121,383
Northrop Grumman Corp. 214 106,996
895,045
Consumer Discretionary Distribution &
Retail : 1.6%
Etsy, Inc. * 1,595 80,005
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Consumer Durables & Apparel : 4.7%
NIKE, Inc. 3,196 227,044
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Financial Services : 2.7%
Charles Schwab Corp. 1,462 133,393
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Food, Beverage & Tobacco : 13.5%
Brown-Forman Corp. 1,615 43,460
Constellation Brands, Inc. 935 152,106
Hershey Co. 409 67,874
Mondelez International, Inc. 1,579 106,488
PepsiCo, Inc. 810 106,952
The Campbell's Co. 5,901 180,866
657,746
Health Care Equipment & Services : 6.7%
GE HealthCare Technologies,
Inc. 1,703 126,141
Zimmer Biomet Holdings, Inc. 2,172 198,108
324,249
Household & Personal Products : 5.6%
Clorox Co. 209 25,095
Estee Lauder Cos, Inc. 1,806 145,925
Kenvue, Inc. 4,945 103,499
274,519
Number
of Shares Value
Materials : 4.6%
Corteva, Inc. 1,040 $ 77,511
International Flavors &
Fragrances, Inc. 1,985 145,997
223,508
Media & Entertainment : 5.0%
Alphabet, Inc. 858 151,205
Walt Disney Co. 756 93,752
244,957
Pharmaceuticals, Biotechnology & Life
Sciences : 20.0%
Agilent Technologies, Inc. 937 110,575
Bristol-Myers Squibb Co. 2,149 99,477
Danaher Corp. 1,049 207,219
Merck & Co., Inc. 1,328 105,124
Pfizer, Inc. 8,503 206,113
Thermo Fisher Scientific, Inc. 400 162,184
West Pharmaceutical Services,
Inc. 371 81,175
971,867
Semiconductors & Semiconductor
Equipment : 7.7%
Applied Materials, Inc. 492 90,070
Lam Research Corp. 786 76,509
NXP Semiconductors NV 766 167,363
Teradyne, Inc. 428 38,486
372,428
Software & Services : 2.9%
Adobe, Inc. * 199 76,989
Oracle Corp. 280 61,216
138,205
Transportation : 4.1%
United Parcel Service, Inc. 1,991 200,972
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Total Common Stocks
(Cost: $5,031,490) 4,861,407
Total Investments: 100.0%
(Cost: $5,031,490) 4,861,407
Other assets less liabilities: 0.0% 1,226
NET ASSETS: 100.0% $ 4,862,633
* Non-income producing